Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2016
Earnings Per Share [Abstract]
Schedule of calculation of numerator and denominator in earnings per share
The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2016	2015	2014
Numerator
Income from continuing operations	$15,080	$16,814	$16,551
Income from continuing operations attributable to noncontrolling interest	(386)	(632)	(633)
Income from continuing operations attributable to Walmart	$14,694	$16,182	$15,918

Denominator
Weighted-average common shares outstanding, basic	3,207	3,230	3,269
Dilutive impact of stock options and other share-based awards	10	13	14
Weighted-average common shares outstanding, diluted	3,217	3,243	3,283

Income per common share from continuing operations attributable to Walmart
Basic	$4.58	$5.01	$4.87
Diluted	4.57	4.99	4.85